Fair Value Measurements - Schedule of Assets Measured at Fair Value (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements - Schedule of Assets Measured at Fair Value (Details) [Line Items]
Investments held in Trust Account	$ 51,289,643	$ 165,653,149
Level 1 [Member]
Fair Value Measurements - Schedule of Assets Measured at Fair Value (Details) [Line Items]
Investments held in Trust Account	51,289,643	165,653,149
Level 2 [Member]
Fair Value Measurements - Schedule of Assets Measured at Fair Value (Details) [Line Items]
Investments held in Trust Account
Level 3 [Member]
Fair Value Measurements - Schedule of Assets Measured at Fair Value (Details) [Line Items]
Investments held in Trust Account